Business Developments (Pro forma statements of operations) (Details) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
WealthNavi Inc
Business Developments [Line Items]
Total revenue	¥ 5,226
Net income attributable to Mitsubishi UFJ Financial Group	(781)
Link
Business Developments [Line Items]
Total revenue	58,886
Net income attributable to Mitsubishi UFJ Financial Group	4,678
TIDLOR
Business Developments [Line Items]
Total revenue	52,107	¥ 47,289
Net income attributable to Mitsubishi UFJ Financial Group	¥ 4,316	¥ 3,177